OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial assets
Deposits paid to suppliers		¥ 501,918	¥ 317,946
Dividends receivable		82,796	47,167
Receivables from disposal of businesses and assets		90,399	134,789
Entrusted loans and loans receivable from third parties		1,544,070	1,645,205
Entrusted loans and loans receivable from related parties		1,309,095	1,297,892
Receivables from disposal of properties		1,948,434	1,881,513
Interest receivables		40,936	40,936
Recoverable reimbursement for freight charges		223,884	415,232
Receivable of governments grants		517,365	129,977
Other financial assets		1,185,466	787,396
Financial assets included in other current assets		7,444,363	6,698,053
Financial assets included in other current assets, net of provision for impairment		5,723,924	4,933,985
Advances to employees		17,207	23,744
Deductible input value added tax receivables		2,424,004	2,189,470
Prepaid income tax		93,093	162,103
Prepayments to related parties for purchases		229,324	586,312
Prepayments to suppliers for purchases and others		634,548	964,158
Other receivables		117,678	169,881
Other current assets, excluded financial assets		3,515,854	4,095,668
Other current assets, excluded financial assets, net of provision for impairment		3,513,139	4,091,529
Total other current assets	$ 1,326,821	9,237,063	9,025,514
USD
Financial assets
Other receivables		37,000	48,000
RMB
Financial assets
Other financial assets		120
Other current assets
Financial assets
Less: impairment allowance		(1,720,439)	(1,764,068)
Less: provision for impairment		¥ (2,715)	¥ (4,139)